Remuneration, etc. - Senior Managers Remuneration - Short-term (Details)	12 Months Ended
	Dec. 31, 2018 EUR (€) item employee	Dec. 31, 2017 EUR (€) item employee shares	Dec. 31, 2016 employee
Remuneration of key personnel
Number of persons | employee	202,713	202,251	188,492
Total remuneration	€ 27,761,000	€ 31,634,000
Award, number of shares | item	267,204
Current senior managers
Remuneration of key personnel
Number of persons | employee	18	19
Fixed salary	€ 22,475,000	€ 17,847,000
Pension	6,193,000	13,511,000
Other remuneration	7,263,000	7,348,000
Total remuneration	60,261,000	64,568,000
Other remuneration, life insurance premiums	€ 1,641,000	€ 692,000
Award, number of shares | item	1,936,037	1,430,143
Long-term and deferred compensation		€ 4,650,000
Maximum number of shares to be delivered | shares		648,457
Deferred conditional variable remuneration plan | Current senior managers
Remuneration of key personnel
Variable compensation, immediate payments, cash	€ 3,791,000	€ 4,052,000
Variable compensation, immediate payments, in shares	3,791,000	4,052,000
ILP | Current senior managers
Remuneration of key personnel
Variable compensation, immediate payments, cash	8,374,000	8,879,000
Variable compensation, immediate payments, in shares	€ 8,374,000	€ 8,879,000